ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES.
ACCRUED EXPENSES AND OTHER LIABILITIES

13.   ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Salary and welfare payable	1,164,401	1,228,253	176,427
Accrual for purchases of property and equipment	252,265	128,457	18,452
Accrued expenses	277,479	81,576	11,718
Borrowings for electronic machinery and equipment	—	40,036	5,751
Payable for business acquisitions	12,335	11,095	1,594
Others	532,305	533,846	76,680
	2,238,785	2,023,263	290,622

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders at the end of the escrow periods or consideration to be paid for other acquisitions based on their respective payment schedules.

13.   ACCRUED EXPENSES AND OTHER LIABILITIES (CONTINUED)

In the year ended December 31, 2019, the Group received total proceeds of RMB94,000 (US$13,502) from third-party financing lease companies (buyer-lessor) for which the Group acts as seller-lessee but did not transfer the control of leased machinery and electronic equipment to the buyer-lessor. These failed sales-leaseback transactions were accounted for as financing transactions. Pursuant to the terms of the agreements, the weighted average effective interest rate of the outstanding borrowings was 8.06% and repayments are to be made over a weighted average period of 2.47 years. At the end of the repayment schedule, the Group is entitled to obtain ownership of these equipment for nominal consideration. For the year ended December 31, 2019, interest costs incurred was not material. As of December 31, 2019, the Group recorded the current portion of the borrowings of RMB40,036 (US$5,751) in "Accrued expenses and other liabilities" and the non-current portion of borrowings of RMB41,451 (US$5,954) in "Other non-current liabilities", respectively. As of December 31, 2019, RMB40,167 (US$5,770), RMB31,333 (US$4,501) and RMB9,778 (US$1,404) of the borrowings are due in 2020, 2021 and 2022, respectively. These borrowings were partially collateralized by the Company's electronic machinery and equipment with a total carrying value of RMB61,488 (US$8,832) as of December 31, 2019.